Label	Element	Value
Absolute Capital Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Capital Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Absolute Capital Opportunities Fund (the "Fund") seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices such as the Standard & Poor's 500® Index ("S&P 500® Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Total Annual Fund Operating Expenses
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Portfolio turnover rate for the Fund's last fiscal year is not provided because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	(1)Based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Absolute Investment Advisers LLC ("Absolute"), the Fund's investment adviser, believes the Fund can provide important benefits by investing through skilled asset managers whose strategies, when combined, seek to provide attractive returns by focusing on equity investments with lower volatility and lower sensitivity to traditional market indices when measured over a full market cycle.

Absolute will generally allocate Fund assets among a carefully chosen group of asset managers ("Subadvisers") who employ specialized equity based investment strategies that are expected to blend within the Fund's portfolio so that the Fund may achieve lower sensitivity and lower volatility relative to broad stock markets.

Absolute has primary responsibility for allocating Fund assets in a manner that attempts to allocate the Fund's portfolio across strategies and investment styles that Absolute believes are complementary and, when combined, will produce long-term risk-adjusted returns. In seeking long-term risk-adjusted returns, Absolute equates risk with a permanent loss of capital and not simply volatility. To this end, Absolute will be responsible for selecting the Fund's Subadvisers. Absolute reviews a range of factors (e.g., investment process) when evaluating each Subadviser. Absolute retains the discretion to invest the Fund's assets in securities and other instruments directly. Subject to board approval, Absolute has the discretion to add, or remove Subadvisers at any time. Absolute may also reallocate Fund assets among Subadvisers. The Subadvisers may use a combination of the following investment strategies:

Opportunistic and Long-Biased Equity Strategies seek to capitalize on undervalued equity securities (common stock, preferred stock, convertible securities, warrants, rights and sponsored or unsponsored American Depositary Receipts ("ADRs")) or on positive market trends and may focus in certain securities markets, industries, company sizes, or geographical areas. Strategies may utilize short sales, options and futures and forward contracts to implement selective hedging and manage risk exposure.

Long/Short Equity or Market Neutral Strategies attempt to neutralize exposure to general domestic market risk by primarily investing in common stocks that are undervalued and short selling stocks that are considered to be overvalued. Strategies may attempt to realize a valuation discrepancy in the relationship between multiple securities (relative value or value arbitrage), or may utilize quantitative factors to measure investment attractiveness among securities.

Long/Short or Hedged Equity Strategies invest in securities a Subadviser believes to be undervalued or offer high growth opportunities while also attempting to minimize overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales, futures or options. Strategies may use futures or options to hedge risk, increase or reduce the Fund's investment exposure or obtain leverage.

Global and Emerging Market Strategies seek to take advantage of investment opportunities that are believed to have the highest probability of success (long investment) or failure (short investment). Subadvisers may invest in equity, fixed income, currencies, precious metals or commodities in domestic or foreign, including high-growth, emerging markets. Strategies may utilize individual securities, exchange-traded funds ("ETFs"), and other exchange-traded products, options and swaps linked to major market, sector or country indices, fixed-income securities, currencies and commodities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodities-related instruments are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

Convertible Securities Risk. Convertible securities entail interest rate and credit risks. While fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, convertible securities held by the Fund that are rated below investment grade (i.e., "junk bonds") are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund's investment.

Currency Risk. The Fund may invest directly in foreign currencies and in securities that trade in and/or receive revenues in foreign currencies or in derivatives that provide exposure to foreign currencies. These investments are subject to the risk that the foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. The value of foreign currencies can change rapidly and unexpectedly.

Derivatives Risk. Derivatives, such as options, futures, forwards and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Other risks of investments in derivatives include risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transaction may not be liquid. The Fund's use of derivatives may also expose the Fund to greater or different risks, including the following:

Correlation Risk is the risk of imperfect correlation between the value of these instruments and the underlying assets.

Credit Derivative Risk is the risk that a credit derivative position, such as a credit default swap, may correlate imperfectly with the price of the asset or liability being hedged. The Fund's risk of loss in a credit derivative transaction varies with the form of the transaction and may be significant.

Hedging Risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they also may offset gains. Hedges may not be perfect and typically involve expenses.

Segregation Risk is the risk associated with any requirements, which may be imposed on the Fund, to segregate assets or enter into offsetting positions in connection with investments in derivatives. Such segregation will not limit the Fund's exposure to loss, and the Fund may incur investment risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement, the Fund would sell the segregated assets.

Volatility Risk is the risk that, because the Fund may use some derivatives that involve economic leverage, this economic leverage will increase the volatility of a derivative instrument, as they may increase or decrease in value more quickly than the reference asset.

Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Risk. The Fund's equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Event-Driven Strategies Risk. Inherently speculative in nature, investments pursuant to special situations and event-driven strategies require a Subadviser to make predictions about a corporate event and its impact on a company. A Subadviser may make inaccurate predictions and the anticipated event and/or contemplated corporate transaction may not take place as expected or at all. This may result in the distribution of a new, less valuable security in place of the security (or derivative). The Fund may have to sell a security at a loss, and such securities are subject to the risk of complete loss of value.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Extension Risk. If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. As of the date of this prospectus, interest rates are at or near historic lows, but may rise substantially and rapidly, thereby resulting in significant losses to the Fund.

Prepayment Risk. Prepayment of fixed-income securities, which is more common when interest rates are declining, may shorten such securities' maturity, reduce the Fund's return and cause the Fund to reinvest in lower yielding securities.

Focused Portfolio Risk. The Fund may hold significant amounts of securities issued by a single issuer which may have a disproportionate impact on the Fund's NAV and total return.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new or amended government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital or nationalization, and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Forward and Futures Contracts Risk. The Fund may invest in forward and futures contracts. The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain transactions of the Fund, such as futures contracts and swap contracts, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Liquidity Risk. The Fund may not be able to dispose of restricted, thinly traded and/or illiquid instruments promptly or at reasonable prices. This may result in a loss to the Fund.

Management Risk. The Fund's performance may deviate from overall market returns to a greater degree than other funds that do not employ an absolute return strategy, in part. Alternatively, if the Fund or a Subadviser takes a defensive posture by hedging its portfolio, then stock prices advance, the return to Fund investors may be lower than expected and lower than if the portfolio had not been hedged. Due to its active management, the Fund could underperform other funds with similar investment objectives.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Multi-Manager Risk. The success of the Fund's strategy depends on, among other things, Absolute's skill in selecting Subadvisers and the Subadvisers' skill in executing the relevant strategy. The Subadvisers' strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

Precious Metals Risk. The value of precious metals and securities related to precious metals is generally very volatile, and may be affected by government policy; economic, financial, social and political factors; and inflation. In addition, the Fund may incur higher custody and transaction costs for precious metals than for investments in securities.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

Registered Investment Company and Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the investment companies and ETFs invest. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF. ETF Shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant.

Short Selling Risk. If the Fund buys back a security it has sold short at a higher price, the Fund will incur a loss on the transaction. Because the loss on a short sale stems from increases in the value of the security sold short, the extent of such loss is theoretically unlimited. Short sales may decrease the liquidity of the Fund and may create leverage, which may cause relatively smaller adverse market movement to have a disproportionate impact on the Fund's performance. Short sales expose the Fund to Segregation Risk. See "Derivatives Risk," "Segregation Risk," discussed above.

Small and Mid Capitalization Company Risk. Investments in small and mid capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Swap Contract Risk. The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In addition, each swap exposes the Fund to counterparty risk when a counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. As a result, the Fund may experience delays in or be prevented from obtaining payments owed to it pursuant to a swap contract.

Value Investment Risk. Value investments are subject to the risk that they remain undervalued for a given period or never realize their full value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is newly created and does not have a full calendar year performance record. Performance information will be included after the Fund has been in operation for one calendar year. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 992-2765
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.absoluteadvisers.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Performance information will be available at www.absoluteadvisers.com or by calling (888) 99-ABSOLUTE or (888) 992-2765 (toll free).
Absolute Capital Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses()	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 569

[1]	Based on estimated amounts expected to be incurred for the current fiscal year.